Goodwill and Other Intangible Assets - Schedule of Other Definite-lived Intangible Assets (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Gross Amount beginning of period	$ 8,182	$ 8,281
Translation differences		(99)
Gross Amount end of period	405	8,182
Disposal	(221)	(1,118)
Accumulated amortization	(184)	(3,296)
Impairment		(3,527)
Net Book Value		241
Trademarks [Member]
Gross Amount beginning of period	3,893	3,925
Translation differences		(32)
Gross Amount end of period	405	3,893
Disposal	(221)	(531)
Accumulated amortization	(184)	(1,358)
Impairment		(1,763)
Net Book Value		241
Customer Relationships [Member]
Gross Amount beginning of period	4,289	4,356
Translation differences		(67)
Gross Amount end of period		4,289
Disposal		(587)
Accumulated amortization		(1,938)
Impairment		(1,764)
Net Book Value	$ 0	$ 0